Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Acquired customer relationships	¥ 396,499	$ 62,219	¥ 397,979
Acquired license and others	30,834	4,839	2,556
Less: accumulated amortization	(121,533)	(19,071)	(80,236)
Intangible assets, net	¥ 305,800	$ 47,987	¥ 320,299